Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
SmallCap Growth Fund I (Prospectus Summary): | SmallCap Growth Fund I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALL CAP GROWTH FUND I
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated August 29, 2011
to the Class J Prospectus
for Principal Funds, Inc.
dated March 1, 2011

(as supplemented on March 14, 2011, June 16, 2011, and July 20, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Investment Strategy, Heading	rr_StrategyHeading	In the Principal Investment Strategies section, delete the first sentence in the first paragraph and substitute the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $4.0 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of the most recent calendar year end, the range was between approximately $0.02 billion and $5.2 billion)) at the time of purchase.

SmallCap Growth Fund I | Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIJX